UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7149

Smith Barney Oregon Municipals Fund

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY OREGON MUNICIPALS FUND

FORM N-Q

JANUARY 31, 2004

SMITH BARNEY OREGON MUNICIPALS FUND

Schedule of Investments (unaudited)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
LONG TERM INVESTMENTS - 94.8%
Education - 12.1%
$850,000	AA	Forest Grove, Campus Improvement & Refunding Revenue,
		Pacific University, Radian-Insured, 6.300% due 5/1/25	$972,264
600,000	BBB+	Multnomah County, Educational Facilities Revenue,
		(University of Portland Project), 6.000% due 4/1/25	652,506
500,000	AAA	Oregon State Department of Administrative Services, COP, Series A, AMBAC-Insured,
		(Call 5/1/10 @ 101), 6.250% due 5/1/17 (b)(c)	586,555
1,240,000	AAA	Oregon State Facility Authority Revenue, (Willamette University Project),
		Series A, FGIC-Insured, 5.000%, 10/1/34 (d)	1,302,955
		Oregon State Health, Housing, Educational & Cultural Facilities Authority, Series A:
1,000,000	Baa1*	Linfield College Project, 6.625% due 10/1/20 (d)	1,126,200
430,000	NR	Oak Tree Foundation Project, (Call 5/1/05 @ 101), 6.100% due 5/1/15 (c)	438,557
		Western States Chiropractic, ACA-Insured:
785,000	A	6.350% due 12/1/20	858,916
545,000	A	6.350% due 12/1/25	591,363
500,000	A	University of the Virgin Islands, Refunding & Improvement Bonds,
		Series A, ACA-Insured, 6.250% due 12/1/29	558,815

			7,088,131

Finance - 2.9%
		Virgin Islands, Public Finance Authority Revenue, Series A:
1,000,000	BBB	Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24 (d)	1,150,450
500,000	A	Sr. Lien, ACA/CBI-Insured, 5.500% due 10/1/18	530,130

			1,680,580

General Obligation - 23.5%
		Clackamas County GO:
500,000	AA-	Canby School District No. 86, School Board Guaranty, (Call 6/15/10 @ 100), 5.250% due 6/15/20 (c)	556,940
500,000	Aaa*	Lake Oswego School District No. 7J, MBIA-Insured, 5.000% due 6/1/26	525,115
300,000	Aaa*	Deschutes County GO, Administrative School District No. 1,
		Series A, FSA-School Board Guaranty, 5.500% due 6/15/18	334,872
500,000	AAA	Jackson County GO, Central Point School District No. 6, FGIC-School Board Guaranty,
		(Call 6/15/10 @ 100), 5.250% due 6/15/20 (c)	556,940
500,000	AAA	Jefferson County GO, School District No. 509J,
		FGIC-School Board Guaranty, 5.250% due 6/15/16	557,050
		Lane County GO:
500,000	AAA	Bethel School District No. 52, FGIC-Insured, (Call 12/1/06 @ 100), 6.400% due 12/1/09 (c)	536,465
2,000,000	Aaa*	Eugene School District No. 4J, FSA-Insured, 5.000% due 7/1/17 (d)	2,160,400
500,000	Aaa*	Multnomah-Clackamas Counties GO, Centennial School District No. 28-302, FGIC-
		School Board Guaranty, (Call 6/15/11 @ 100), 5.000% due 6/15/21 (c)	554,795
500,000	AA-	Multnomah County GO, Reynolds School District No. 7,
		School Board Guaranty, 5.125% due 6/15/20	537,425
500,000	NR	Northern Mariana Islands Commonwealth GO, Series A,
		7.375% due 6/1/30	527,870
285,000	AA	Oregon State GO, Veterans Welfare, Series 80A,
		5.700% due 10/1/32	297,993
		Puerto Rico Commonwealth GO:
1,000,000	AAA	Public Improvement, Series A, XLCA-Insured, 5.500%, 7/1/17 (d)	1,173,440
1,500,000	AAA	RITES-PA 931, XLCA-Insured, 8.295% due 7/1/17 (d)(e)	2,020,320
500,000	AAA	Tillamook County GO, School District No. 9,
		FSA-School Board Guaranty, 5.250% due 6/15/22	550,230
1,135,000	Aaa*	Washington, Multnomah & Yamhill Counties GO, School District No. 1J,
		MBIA-Insured, 5.125% due 6/1/17 (d)	1,225,448
		Washington County GO:
1,000,000	AAA	Beaverton School District No. 48J, Series A, FSA-Insured, 5.000% due 6/1/14 (d)	1,122,680
500,000	Aaa*	Forest Grove School District No. 15, FSA-School Board Guaranty, 5.000% due 6/15/21	530,430

			13,768,413

Hospitals - 16.5%
		Clackamas County Hospital Facility Authority Revenue:
500,000	AA	Gross-Williamette Falls Hospital Project, Radian-Insured, 5.500% due 4/1/22	548,555
		Legacy Health System:
500,000	AA	5.750% due 5/1/16	554,430
1,000,000	AA	5.250% due 5/1/21	1,058,530
1,000,000	Baa2*	Williamette Falls Hospital Project, 6.000% due 4/1/19	1,051,750

See Notes to Schedule of Investments.

SMITH BARNEY OREGON MUNICIPALS FUND

Schedule of Investments (unaudited)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Hospitals - 16.5% (continued)
$1,000,000	AA	Hillsboro Hospital Facility Authority Revenue,
		(Tuality Healthcare Project), Radian-Insured, 5.375% due 10/1/31 (d)	$1,064,010
1,000,000	BBB	Klamath Falls, Inter-Community Hospital Authority Revenue,
		(Merle West Medical Center Project), 6.250% due 9/1/31 (d)	1,070,440
500,000	AA	Multnomah County Hospital Facility Authority Revenue, Providence Health System,
		5.250% due 10/1/24	532,720
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facility,
		(Ryder Memorial Hospital Project), Series A, 6.700% due 5/1/24	1,011,850
		Umatilla County Hospital Facility Authority Revenue, Catholic Health Initiatives, Series A:
535,000	AA	5.750% due 12/1/20	604,705
465,000	AA	5.750% due 12/1/20 (f)	529,258
215,000	AA	5.500% due 3/1/22	239,013
285,000	AA	5.500% due 3/1/22 (f)	313,677
1,000,000	AA	5.000% due 5/1/22	1,060,700

			9,639,638

Housing: Multi-Family - 7.4%
470,000	Aaa*	Multi-Family Housing Revenue Bond Pass-Through Certificates Beneficial Ownership,
		Pacific Tower Apartments, Series 6, 6.050% due 11/1/34 (g)	501,114
185,000	A+	Oregon State Housing & Community Services Department, Housing
		Finance Revenue, Assisted or Insured Multi-Unit,
		Series A, FHA-Insured, 6.800% due 7/1/13	185,692
		Portland Housing Authority, Multi-Family Revenue:
500,000	Aaa*	Cherry Blossom Apartments, Series A, GNMA-Collateralized, 6.100% due 12/20/26 (g)	525,520
850,000	Aa1*	Cherry Ridge Project, LOC-U.S. Bank Trust N.A., 6.250% due 5/1/12 (g)	853,783
		Washington County Housing Authority, Multi-Family Revenue:
1,000,000	NR	Affordable Housing Pool, Series A, 6.125% due 7/1/29	1,031,150
1,000,000	Aa3*	Bethany Meadows Project, LOC-U.S. Bank N.A., 6.250% due 8/1/13 (g)	1,028,370
220,000	AAA	Terrace View Project, FNMA-Collateralized, 5.500% due 12/1/17 (g)	228,180

			4,353,809

Housing: Single-Family - 1.6%
420,000	Aa2*	Oregon State Housing & Community Services Department, Mortgage Revenue,
		Single-Family Mortgage Program, Series F, 5.550% due 7/1/30	431,676
295,000	AAA	Puerto Rico Housing Bank & Finance Agency, Single-Family
		Mortgage Revenue, Affordable Housing Mortgage-Portfolio I,
		GNMA/FNMA/FHLMC-Collateralized, 6.250% due 4/1/29 (g)	301,531
185,000	AAA	Virgin Islands HFA, Single-Family Revenue, GNMA Mortgage-Backed
		Securities Program, Series A, GNMA-Collateralized, 6.450% due 3/1/16 (g)	188,872

			922,079

Industrial Development - 1.7%
1,000,000	BB+	Oregon State EDR, Georgia-Pacific Corp., Series CLVII, 6.350% due 8/1/25 (g)	1,007,820

Life Care Systems - 6.2%
		Clackamas County, Hospital Facility Authority Revenue:
2,000,000	NR	Mary’s Woods at Marylhurst Inc., Sr. Living Facility,
		Series A, 6.625% due 5/15/29	2,113,960
500,000	NR	Robison Jewish Home Project, 6.250% due 10/1/28	504,960
1,000,000	NR	Yamhill County Hospital Authority, Friendsview Retirement Community,
		7.000% due 12/1/34	1,018,700

			3,637,620

Miscellaneous - 3.4%
300,000	NR	Lebanon Urban Renewal Agency, 5.500% due 6/1/14	323,637
		Oregon State Department of Administrative Services Lottery Revenue, Series B, FSA-Insured:
1,000,000	AAA	5.000% due 4/1/18 (d)	1,093,680
500,000	AAA	5.000% due 4/1/19	546,435

			1,963,752

Public Facilities - 0.9%
500,000	AAA	Oregon State Bond Bank Revenue, Economic & Community Development Department,
		Series B, MBIA-Insured, 5.500% due 1/1/26	541,905

Solid Waste - 3.7%
1,975,000	NR	Wasco County Solid Waste Disposal Revenue,
		(Waste Connections Inc. Project), 7.250% due 3/1/21(d)(g)	2,143,191

Transportation - 9.9%
		Oregon State Department of Transportation, Highway User Tax Revenue:
500,000	AA+	Call 11/15/10 @ 100, 5.375% due 11/15/20 (c)	562,595
		Series A:
1,000,000	AA+	Call 11/15/12 @ 100, 5.500% due 11/15/18 (c) (d)	1,154,330
1,000,000	AA+	Call 11/15/12 @ 100, 5.500% due 11/15/20 (c)(d)	1,154,330

See Notes to Schedule of Investments.

SMITH BARNEY OREGON MUNICIPALS FUND

Schedule of Investments (unaudited)	January 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Transportation - 9.9% (continued)
1,000,000	AAA	Port of Portland Airport Revenue, Portland International Airport,
		Series B, AMBAC-Insured, 5.500% due 7/1/18 (d)(g)	$1,070,140
945,000	A	Puerto Rico Commonwealth Highway & Transportation Authority Revenue,
		Series H, 5.000% due 7/1/28	983,792
500,000	CCC	Puerto Rico Port Authority Revenue, Special Facilities,
		American Airlines Inc., Series A, 6.250% due 6/1/26 (g)	355,005
500,000	AA+	Tri-County Metropolitan Transportation District Revenue,
		Series A, 5.375% due 8/1/20	546,490

			5,826,682

Utilities - 0.2%
100,000	NR	Western Generation Agency, Cogeneration Project Revenue,
		(Wauna Cogeneration Project), Series B, 7.250% due 1/1/09 (g)	102,604

Water and Sewer - 4.8%
360,000	AA-	Clackamas County, Service District No. 1, Sewer Revenue, (Call 10/1/06 @ 100), 6.375% due 10/1/14 (c)	384,066
500,000	AAA	Eugene Water Revenue, Utility System, FSA-Insured,
		5.875% due 8/1/30	568,520
1,000,000	AAA	Klamath Falls Wastewater Revenue, AMBAC-Insured,
		5.500% due 6/1/25 (d)	1,090,810
580,000	Aa1*	Port of Umatilla Water Revenue, LOC-Bank of America N.A.,
		6.650% due 8/1/22 (g)	592,766
150,000	AAA	Puerto Rico Commonwealth, Aqueduct & Sewer Authority Revenue,
		10.250% due 7/1/09 (f)	179,460

			2,815,622

		TOTAL LONG TERM INVESTMENTS (Cost - $51,704,999)	55,491,846

SHORT-TERM INVESTMENT - 3.8%
Transportation - 3.8%
2,200,000	A-1+	Port of Portland Special Obligation Revenue, (Horizon Air Industries, Inc. Project),
		LOC-Bank of America N.A., 1.890% due 6/15/27 (g)(h) (Cost - $2,200,000)	2,200,000

		TOTAL INVESTMENTS - 98.6% (Cost - $53,904,999**)	57,691,846
		Other Assets in Excess of Liabilities - 1.4%	846,863

		TOTAL NET ASSETS - 100.0%	$58,538,709

(a)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*), which are rated by Moody’s Investors Services.

(b)	All or portion of this security is held as collateral for open futures contracts.

(c)	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(d)	All or portion of this security is segregated for open futures contracts.

(e)	Inverse floating rate security-coupon varies inversely with level of short term tax exempt interest rates.

(f)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.

(g)	Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.

(h)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.

**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 4 through 6 for definition of ratings and certain abbreviations.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1— Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments
ACA — American Capital Assurance
AIG — American International Guaranty
AMBAC — Ambac Assurance Corporation
BAN — Bond Anticipation Notes

Abbreviations* (unaudited) (continued)

BIG — Bond Investors Guaranty
CBI — Certificate of Bond Insurance
CGIC — Capital Guaranty Insurance Company
CHFCLI — California Health Facility Construction Loan Insurance
CONNIE LEE — College Construction Loan Insurance Association
COP — Certificate of Participation
EDA — Economic Development Authority
EDR — Economic Development Revenue
ETM — Escrowed To Maturity
FGIC — Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FLAIRS — Floating Adjustable Interest Rate Securities
FNMA — Federal National Mortgage Association
FRTC — Floating Rate Trust Certificates
FSA — Financing Security Assurance
GIC — Guaranteed Investment Contract
GNMA — Government National Mortgage Association
GO — General Obligation
HDC — Housing Development Corporation
HFA — Housing Finance Authority
IDA — Industrial Development Authority
IDB — Industrial Development Board
IDR — Industrial Development Revenue
INFLOS — Inverse Floaters
ISD — Independent School District
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corporation
MFH — Multi-Family Housing
MVRICS — Municipal Variable Rate Inverse Coupon Security
PCR — Pollution Control Revenue
PSF — Permanent School Fund
RAN — Revenue Anticipation Notes
RIBS — Residual Interest Bonds
RITES — Residual Interest Tax-Exempt Securities
TAN — Tax Anticipation Notes
TECP — Tax-Exempt Commercial Paper
TICS — Tender Inverse Certificates
TOB — Tender Option Bonds
TRAN — Tax and Revenue Anticipation Notes
SYCC — Structured Yield Curve Certificate
VA — Veterans Administration
VRDD — Variable Rate Daily Demand
VRWE — Variable Rate Wednesday Demand XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Oregon Municipals Fund (“Fund”), a Massachussets business trust, is registered under the investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and the asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or where market quotations are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Notes to Schedule of Investments (unaudited) (continued)

Gross unrealized appreciation	$3,919,711
Gross unrealized depreciation	(132,864)

Net unrealized appreciation	$3,786,847

At January 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	150	3/05	$16,425,000	$17,226,563	$(801,563)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Oregon Municipals Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 29, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 29, 2005